INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [Abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
Cost	Patent	Rights	Intellectual Property	Total
Balance, December 31, 2023	$40,840	$672,959	$471,311	$1,185,110
Additions	-	-	-	-
Impairment (Note 16)	-	-	(471,310)	(471,310)
Balance, December 31, 2024	$40,840	$672,959	$1	$713,800
Accumulated Amortization
Balance, December 31, 2023	$40,840	$672,959	$-	$713,799
Amortization	-	-	-	-
Balance, December 31, 2024 and December 31, 2025	$40,840	$672,959	$-	$713,799
Carrying Value
December 31, 2024 and December 31, 2025	$-	$-	$1	$1